Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total	$ 3,378
NIS [Member]
Statement Line Items [Line Items]
Government authorities	227	$ 84
Prepaid expenses and others	11,484	7,580
Total	$ 11,711	$ 7,664